10-K Insurance – Statutory Information	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Insurance – Statutory Information	Insurance – Statutory Information
The Company’s insurance company subsidiary, BICI, received its Certificate of Authority from the Wisconsin Office of the Commissioner of Insurance, which authorized BICI to transact business effective December 18, 2020. BICI is restricted by Wisconsin law as to the amount of dividends it can pay without the approval of regulatory authorities. BICI is restricted from paying dividends by the lesser of: (1) 10.0% of statutory capital and surplus as of the preceding December 31, or; (2) the greater of: (a) statutory net income for the calendar year preceding the date of the dividend distribution, minus realized capital gains for that year, or (b) aggregate of net income for the three calendar years preceding the date of the dividend or distribution, minus realized capital gains for those calendar years and minus dividends paid or credited and distributions made within the first two of the preceding three calendar years. At December 31, 2023 and 2022, the maximum dividend that BICI could pay without the approval of regulatory authorities was $2.9 million and $0.0 million, respectively.
BICI’s net income and statutory capital and surplus, as determined in accordance with statutory accounting practices (“SAP”), are as follows:

	2023	2022
	($ in thousands)
Net income	$16,106	$2,914
Statutory capital and surplus	191,463	108,764
The significant variances between SAP and GAAP are that for statutory purposes acquisition costs are charged to income as incurred, bonds are carried at amortized cost, deferred federal and state income taxes are subject to limitations, and certain assets designated as non-admitted assets are disallowed.
The National Association of Insurance Commissioners has risk-based capital (“RBC”) requirements that require insurance companies to calculate and report information under a risk-based formula, which measures statutory capital and surplus needs based on a regulatory definition of risk in a company’s mix of products and its balance sheet. This guidance is used to calculate two capital measurements: Total Adjusted Capital and RBC Authorized Control Level. Total Adjusted Capital is equal to the Company’s statutory capital and surplus excluding capital and surplus derived from the use of permitted practices that differ from statutory accounting practices. RBC Authorized Control Level is the capital level used by regulatory authorities to determine whether remedial action is required. Generally, no remedial action is required if Total Adjusted Capital is 200.0% or more of the RBC Authorized Control Level. At December 31, 2023, BICI’s Total Adjusted Capital of $191.5 million was 401.6% of its RBC Authorized Control Level.